UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04998

T. Rowe Price Spectrum Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Spectrum International Equity Fund

Investor Class (PSILX)

This annual shareholder report contains important information about Spectrum International Equity Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum International Equity Fund - Investor Class	$91	0.89%

What drove fund performance during the past 12 months?

  Developed non-U.S. equity markets were mostly positive in 2024, helped by looser monetary policies from various central banks around the world. However, many markets surrendered some of their gains in the fourth quarter amid rising geopolitical tensions and uncertainty about economic growth, future interest rate cuts, and the incoming Trump administration’s tariff plans. Emerging equity markets generally appreciated and outperformed stocks in developed non-U.S. markets in U.S. dollar terms.

  Versus the MSCI All Country World Index ex USA Net, security selection among international value equities contributed to relative results over the trailing 12 months. Likewise, favorable security selection among emerging markets core equities was also supportive during the period.

  On the negative side, unfavorable security selection within the Asia ex-Japan equities allocation weighed on results during the trailing 12-month period. Similarly, stock choices among emerging markets growth stocks were also detrimental.

  The Spectrum International Equity Fund seeks to achieve long-term growth of capital by investing primarily in a diversified group of T. Rowe Price stock mutual funds, which invest principally in international securities. By maintaining a broad exposure across global markets, the fund attempts to benefit from positive performance in particular segments over time while reducing the impact of declining markets.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	10,495	10,349
2015	10,685	10,403
2015	9,538	9,137
2015	9,861	9,434
2016	9,778	9,398
2016	9,727	9,338
2016	10,389	9,983
2016	9,900	9,858
2017	10,848	10,633
2017	11,609	11,248
2017	12,258	11,941
2017	12,725	12,538
2018	12,804	12,390
2018	12,394	12,066
2018	12,342	12,151
2018	10,841	10,759
2019	12,078	11,868
2019	12,412	12,222
2019	12,273	12,002
2019	13,551	13,073
2020	10,404	10,020
2020	12,367	11,635
2020	13,185	12,362
2020	15,441	14,465
2021	16,082	14,971
2021	16,704	15,790
2021	16,189	15,319
2021	16,209	15,597
2022	14,661	14,748
2022	12,971	12,724
2022	11,533	11,464
2022	13,292	13,101
2023	14,279	14,001
2023	14,600	14,342
2023	13,817	13,801
2023	15,130	15,147
2024	15,753	15,857
2024	15,928	16,009
2024	17,043	17,300
2024	15,771	15,985

202501-4140694, 202502-4108924

F118-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum International Equity Fund (Investor Class)	4.24%	3.08%	4.66%
MSCI All Country World Index ex-USA Net (Regulatory/Strategy Benchmark)	5.53	4.10	4.80

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,165,985
  Number of Portfolio Holdings12
  Investment Advisory Fees Paid (000s)$10,766
  Portfolio Turnover Rate6.1%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

International Equity Funds	100.1%
Short-Term and Other	-0.1

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price International Value Equity Fund	20.7%
T. Rowe Price International Stock Fund	18.0
T. Rowe Price European Stock Fund	15.9
T. Rowe Price Overseas Stock Fund	13.1
T. Rowe Price New Asia Fund	11.3
T. Rowe Price Emerging Markets Discovery Stock Fund	5.6
T. Rowe Price International Discovery Fund	4.9
T. Rowe Price Japan Fund	4.6
T. Rowe Price Emerging Markets Stock Fund	4.1
T. Rowe Price Latin America Fund	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum International Equity Fund

Investor Class (PSILX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Spectrum International Equity Fund

I Class (TSINX)

This annual shareholder report contains important information about Spectrum International Equity Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum International Equity Fund - I Class	$76	0.74%

What drove fund performance during the past 12 months?

  Developed non-U.S. equity markets were mostly positive in 2024, helped by looser monetary policies from various central banks around the world. However, many markets surrendered some of their gains in the fourth quarter amid rising geopolitical tensions and uncertainty about economic growth, future interest rate cuts, and the incoming Trump administration’s tariff plans. Emerging equity markets generally appreciated and outperformed stocks in developed non-U.S. markets in U.S. dollar terms.

  Versus the MSCI All Country World Index ex USA Net, security selection among international value equities contributed to relative results over the trailing 12 months. Likewise, favorable security selection among emerging markets core equities was also supportive during the period.

  On the negative side, unfavorable security selection within the Asia ex-Japan equities allocation weighed on results during the trailing 12-month period. Similarly, stock choices among emerging markets growth stocks were also detrimental.

  The Spectrum International Equity Fund seeks to achieve long-term growth of capital by investing primarily in a diversified group of T. Rowe Price stock mutual funds, which invest principally in international securities. By maintaining a broad exposure across global markets, the fund attempts to benefit from positive performance in particular segments over time while reducing the impact of declining markets.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory/Strategy Benchmark
5/3/21	500,000	500,000
6/30/21	506,478	511,020
9/30/21	491,461	495,753
12/31/21	491,929	504,763
3/31/22	445,093	477,299
6/30/22	393,972	411,780
9/30/22	350,503	370,991
12/31/22	404,216	423,985
3/31/23	434,425	453,096
6/30/23	443,948	464,139
9/30/23	420,634	446,627
12/31/23	460,725	490,195
3/31/24	479,838	513,168
6/30/24	485,538	518,089
9/30/24	519,405	559,862
12/31/24	480,961	517,322

202501-4140694, 202502-4108924

F1458-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 5/3/21
Spectrum International Equity Fund (I Class)	4.39%	-1.05%
MSCI All Country World Index ex-USA Net (Regulatory/Strategy Benchmark)	5.53	0.93

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,165,985
  Number of Portfolio Holdings12
  Investment Advisory Fees Paid (000s)$10,766
  Portfolio Turnover Rate6.1%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

International Equity Funds	100.1%
Short-Term and Other	-0.1

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price International Value Equity Fund	20.7%
T. Rowe Price International Stock Fund	18.0
T. Rowe Price European Stock Fund	15.9
T. Rowe Price Overseas Stock Fund	13.1
T. Rowe Price New Asia Fund	11.3
T. Rowe Price Emerging Markets Discovery Stock Fund	5.6
T. Rowe Price International Discovery Fund	4.9
T. Rowe Price Japan Fund	4.6
T. Rowe Price Emerging Markets Stock Fund	4.1
T. Rowe Price Latin America Fund	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum International Equity Fund

I Class (TSINX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$14,377	$14,113
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PSILX Spectrum International
Equity Fund
TSINX Spectrum International
Equity Fund–
.
I Class

T. ROWE PRICE Spectrum International Equity Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 13.84 $ 12.39 $ 16.12 $ 15.90 $ 14.08
Investment activities
Net investment income
(1)(2)
0.24 0.24 0.14 0.20 0.12
Net realized and unrealized
gain/loss 0.35 1.47 (3.04) 0.58 1.84
Total from investment
activities 0.59 1.71 (2.90) 0.78 1.96
Distributions
Net investment income (0.29) (0.26) (0.18) (0.21) (0.12)
Net realized gain — — (0.65) (0.35) (0.02)
Total distributions (0.29) (0.26) (0.83) (0.56) (0.14)
NET ASSET VALUE
End of period $ 14.14 $ 13.84 $ 12.39 $ 16.12 $ 15.90
Ratios/Supplemental Data
Total return
(2)(3)(4)
4.24% 13.83% (18.00)% 4.97% 13.95%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price
Associates
(4)
0.89% 0.89% 0.89% 0.69% 0.00%
Net expenses after payments
by Price Associates
(4)
0.89% 0.89% 0.89% 0.69% 0.00%
Weighted average net
expenses of underlying Price
Funds
(5)
0.00% 0.00% 0.00% 0.21% 0.91%
Effective net expenses 0.89% 0.89% 0.89% 0.90% 0.91%
Net investment income
(4)
1.67% 1.79% 0.99% 1.18% 0.92%
Portfolio turnover rate
(4)
6.1% 7.5% 10.2% 9.5% 8.5%
Net assets, end of period (in
millions) $442 $615 $627 $1,903 $2,008
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.

T. ROWE PRICE Spectrum International Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective March
24, 2021, the fund began charging an all-inclusive management fee based on the class'
average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Spectrum International Equity Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/24 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 13.74 $ 12.31 $ 16.07 $ 16.98
Investment activities
Net investment income
(2)(3)
0.30 0.27 0.25 0.38
Net realized and unrealized gain/loss 0.31 1.45 (3.12) (0.66)
(4)
Total from investment activities 0.61 1.72 (2.87) (0.28)
Distributions
Net investment income (0.33) (0.29) (0.24) (0.28)
Net realized gain — — (0.65) (0.35)
Total distributions (0.33) (0.29) (0.89) (0.63)
NET ASSET VALUE
End of period $ 14.02 $ 13.74 $ 12.31 $ 16.07

T. ROWE PRICE Spectrum International Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/24 12/31/23 12/31/22
Ratios/Supplemental Data
Total return
(3)(5)(6)
4.39% 13.98% (17.83)% (1.61)%
Ratios to average net assets:
(3)
Gross expenses before payments by Price
Associates
(6)
0.74% 0.74% 0.74% 0.74%
(7)
Net expenses after payments by Price
Associates
(6)
0.74% 0.74% 0.74% 0.74%
(7)
Net investment income
(6)
2.05% 2.05% 1.91% 3.34%
(7)
Portfolio turnover rate
(6)
6.1% 7.5% 10.2% 9.5%
Net assets, end of period (in millions) $724 $837 $818 $224
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Spectrum International Equity Fund
December 31, 2024

Portfolio of Investments
(1)
(1)
$ Value
12/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
12/31/24
(Cost and value in $000s)
EQUITY FUNDS 100.1%
T. Rowe Price Funds:
International Value Equity Fund  285,351 20,261 63,658 14,348,861 241,635
International Stock Fund  271,937 7,567 48,811 10,831,171 210,125
European Stock Fund  236,437 15,043 39,182 8,180,228 185,609
Overseas Stock Fund  199,386 5,605 47,586 12,201,580 153,252
New Asia Fund  160,320 3,402 39,691 7,988,310 132,127
Emerging Markets Discovery Stock
Fund  89,059 2,971 29,048 4,766,798 64,685
International Discovery Fund  59,035 15,246 16,395 903,897 57,307
Japan Fund  64,554 3,377 13,125 4,503,226 53,003
Emerging Markets Stock Fund  58,178 6,094 15,357 1,431,111 48,071
Latin America Fund  17,714 1,035 4,169 653,583 10,464
Africa & Middle East Fund  7,831 677 1,424 628,990 6,384
Emerging Europe Fund  3,294 97 – 809,973 4,188
Total Equity Funds (Cost $869,071) 1,166,850
Total Investments in Securities
100.1% of Net Assets (Cost $869,071) $ 1,166,850
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund and ETFs, if held, which are single class funds. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.

T. ROWE PRICE Spectrum International Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Africa & Middle East Fund  $ 728 $ (700) $ 436
Emerging Europe Fund  — 797 97
Emerging Markets Discovery Stock Fund  800 1,703 2,774
Emerging Markets Stock Fund  (695) (844) 953
European Stock Fund  28,502 (26,689) 6,591
International Discovery Fund  1,085 (579) 2,177
International Stock Fund  29,141 (20,568) 4,003
International Value Equity Fund  17,106 (319) 8,536
Japan Fund  4,227 (1,803) 1,985
Latin America Fund  214 (4,116) 587
New Asia Fund  512 8,096 3,015
Overseas Stock Fund  6,897 (4,153) 5,110
Totals $ 88,517# $ (49,175) $ 36,264+
# Capital gain distributions from underlying Price funds represented $11,542 of the net realized gain (loss).
+ Investment income comprised $36,264 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum International Equity Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $869,071) $ 1,166,850
Receivable for investment securities sold 4,192
Receivable for shares sold 296
Total assets 1,171,338
Liabilities
Payable for shares redeemed 4,486
Investment management and administrative fees payable 867
Total liabilities 5,353
NET ASSETS $ 1,165,985
Net Assets Consist of:
Total distributable earnings (loss) $ 283,610
Paid-in capital applicable to 82,910,759 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 882,375
NET ASSETS $ 1,165,985
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $442,400; Shares outstanding: 31,287,008) $ 14.14
I Class
(Net assets: $723,585; Shares outstanding: 51,623,751) $ 14.02

T. ROWE PRICE Spectrum International Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income distributions from underlying Price Funds $ 36,264
Investment management and administrative expense 10,766
Net investment income 25,498
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 76,975
Capital gain distributions from underlying Price Funds 11,542
Net realized gain 88,517
Change in net unrealized gain / loss on underlying Price Funds (49,175)
Net realized and unrealized gain / loss 39,342
INCREASE IN NET ASSETS FROM OPERATIONS $ 64,840

T. ROWE PRICE Spectrum International Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 25,498 $ 28,409
Net realized gain 88,517 12,706
Change in net unrealized gain / loss (49,175) 148,670
Increase in net assets from operations 64,840 189,785
Distributions to shareholders
Net earnings
Investor Class (8,963) (11,406)
I Class (16,531) (17,188)
Decrease in net assets from distributions (25,494) (28,594)
Capital share transactions
*
Shares sold
Investor Class 59,546 80,486
I Class 41,377 57,848
Distributions reinvested
Investor Class 8,731 11,119
I Class 14,191 15,008
Shares redeemed
Investor Class (258,795) (172,906)
I Class (190,456) (145,631)
Decrease in net assets from capital share
transactions (325,406) (154,076)
Net Assets
Increase (decrease) during period (286,060) 7,115
Beginning of period 1,452,045 1,444,930
End of period $ 1,165,985 $ 1,452,045
*Share information (000s)
Shares sold
Investor Class 4,128 6,033
I Class 2,898 4,387
Distributions reinvested
Investor Class 614 815
I Class 1,007 1,108
Shares redeemed
Investor Class (17,916) (13,014)
I Class (13,190) (11,022)
Decrease in shares outstanding (22,459) (11,693)

T. ROWE PRICE Spectrum International Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum International
Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund broadly diversifies its assets within specified ranges among a set of T. Rowe Price mutual funds or exchange-traded funds (ETFs) (underlying Price Funds) representing specific market segments. The fund seeks long-term capital appreciation.
The fund has two classes of shares as follows: Spectrum International
Equity Fund (Investor Class) and Spectrum International Equity Fund –
I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price
Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying
Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to

T. ROWE PRICE Spectrum International Equity Fund

shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages

T. ROWE PRICE Spectrum International Equity Fund

valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On December 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE Spectrum International Equity Fund

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, during the year ended December 31, 2024, aggregated
$81,375,000 and $395,421,000, respectively.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 25,494 $ 28,594

T. ROWE PRICE Spectrum International Equity Fund

At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended December 31, 2024, the fund utilized $35,218,000 of capital loss carryforwards.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Pursuant to various service agreements, Price Associates and its wholly owned
($000s)
Cost of investments $ 881,530
Unrealized appreciation $ 307,215
Unrealized depreciation (21,895)
Net unrealized appreciation (depreciation) $ 285,320
($000s)
Undistributed ordinary income $ 1,093
Net unrealized appreciation (depreciation) 285,320
Loss carryforwards and deferrals (2,803)
Total distributable earnings (loss) $ 283,610

T. ROWE PRICE Spectrum International Equity Fund

subsidiaries provide shareholder servicing and administrative services as well as certain accounting, marketing, and other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and of the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended agreement, the fund pays a fee rate of 0.89% for the Investor Class and 0.74% for the
I Class. The annual all-inclusive fee covers investment management and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses;
and acquired fund fees and expenses. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
December 31, 2024, the fund held less than 25% of the outstanding shares of any underlying Price Fund.

T. ROWE PRICE Spectrum International Equity Fund

NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE Spectrum International Equity Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Spectrum International Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Spectrum Fund, Inc. and
Shareholders of T. Rowe Price Spectrum International Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Spectrum International Equity
Fund (one of the funds constituting T. Rowe Price Spectrum Fund, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31,
2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Spectrum International Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Spectrum International Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $30,782,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $64,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $25,625,000 and foreign taxes paid of $3,332,000.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F118-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025
By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025